UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Unconstrained Emerging Markets Bond Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

	Principal Amount		Value
CORPORATE BONDS: 30.8%
Brazil: 3.8%
BRL	2,500,000	Cia Energetica de Sao Paulo
		6.25%, 01/15/15 Reg S TIPS	$1,622,421

Cayman Islands: 2.2%
USD	998,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	938,120

Colombia: 4.0%
COP	801,000,000	Emgesa S.A. ESP
		8.75%, 01/25/21 Reg S	449,349
	2,265,000,000	Empresas Publicas de Medellin ESP
		8.38%, 02/01/21 Reg S	1,246,511
			1,695,860

Hungary: 3.1%
		Nitrogenmuvek Zrt
USD	1,000,000	7.88%, 05/21/17 (c) 144A	912,500
	440,000	7.88%, 05/21/17 (c) Reg S	401,500
			1,314,000

Luxembourg: 3.0%
	1,038,000	Gazprom OAO Via Gaz Capital S.A.
		8.63%, 04/28/14 (p) Reg S	1,245,600

Mexico: 9.7%
	120,000	Corp GEO S.A.B. de C.V.
		9.25%, 06/30/15 (c) Reg S ♦	18,000
MXN	15,630,000	Grupo Televisa S.A.B.
		7.25%, 05/14/43	1,013,578
	23,500,000	Petroleos Mexicanos
		7.65%, 11/24/21 Reg S	1,886,887
USD	1,250,000	Servicios Corporativos Javer S.A.P.I. de C.V.
		9.88%, 04/06/16 (c) Reg S	1,210,000
			4,128,465

Singapore: 3.5%
	410,000	Bakrie Telecom Pte Ltd.
		11.50%, 11/04/13 (c) Reg S	119,925
	660,000	Bumi Capital Pte. Ltd.
		12.00%, 11/10/13 (c) Reg S	432,300
	1,450,000	Bumi Investment Pte. Ltd.
		10.75%, 10/06/14 (c) Reg S	946,125
			1,498,350

Sri Lanka: 1.0%
	405,000	National Savings Bank
		8.88%, 09/18/18 144A	417,028

United States: 0.5%
	240,000	Rolta, LLC
		10.75%, 05/16/16 (c) 144A	224,400

Total Corporate Bonds (Cost: $13,592,314)			13,084,244

FOREIGN GOVERNMENT OBLIGATIONS: 66.1%
Argentina: 12.7%
	1,180,000	Argentina Bonar Bond
		7.00%, 04/17/17	969,262
	1,471,000	Argentine Republic Government International Bond
		8.75%, 06/02/17	1,209,897
		Provincia de Buenos Aires, Argentina
	408,000	9.38%, 09/14/18 Reg S	326,400
	77,000	9.63%, 04/18/28 Reg S	53,515
	1,800,000	11.75%, 10/05/15 Reg S	1,719,000
	1,252,000	Provincia de Cordoba, Argentina
		12.38%, 08/17/17 Reg S	1,101,760
			5,379,834

Chile: 3.1%
CLP	650,000,000	Bonos de la Tesoreria de la Republica de Chile
		6.00%, 01/01/18	1,334,804

Colombia: 4.7%
		Colombian Government International Bonds
COP	1,158,000,000	9.85%, 06/28/27	797,598
	2,012,000,000	12.00%, 10/22/15	1,209,286
			2,006,884

Greece: 2.5%
		Hellenic Republic Government Bonds
EUR	54,000	2.00%, 02/24/23 Reg S ♠	45,656
	54,000	2.00%, 02/24/24 Reg S ♠	42,886
	54,000	2.00%, 02/24/25 Reg S ♠	41,174
	54,000	2.00%, 02/24/26 Reg S ♠	39,925
	54,000	2.00%, 02/24/27 Reg S ♠	39,128
	54,000	2.00%, 02/24/28 Reg S ♠	38,196
	54,000	2.00%, 02/24/29 Reg S ♠	37,209
	54,000	2.00%, 02/24/30 Reg S ♠	36,555
	54,000	2.00%, 02/24/31 Reg S ♠	36,020
	54,000	2.00%, 02/24/32 Reg S ♠	35,906
	54,000	2.00%, 02/24/33 Reg S ♠	35,345
	54,000	2.00%, 02/24/34 Reg S ♠	35,135
	164,000	2.00%, 02/24/35 Reg S ♠	106,232
	54,000	2.00%, 02/24/36 Reg S ♠	34,765
	424,000	2.00%, 02/24/37 Reg S ♠	272,017
	54,000	2.00%, 02/24/38 Reg S ♠	34,722
	54,000	2.00%, 02/24/39 Reg S ♠	34,525
	54,000	2.00%, 02/24/40 Reg S ♠	34,470
	54,000	2.00%, 02/24/41 Reg S ♠	34,561
	54,000	2.00%, 02/24/42 Reg S ♠	34,462
			1,048,889

Indonesia: 10.8%
		Indonesian Treasury Bonds
IDR	34,761,000,000	5.25%, 05/15/18	2,717,560
	26,400,000,000	5.63%, 05/15/23	1,855,738
			4,573,298

Mexico: 4.9%
		Mexican Government International Bonds
MXN	8,500,000	7.75%, 05/29/31	704,423
	8,500,000	7.75%, 11/13/42	691,748
	7,900,000	8.50%, 11/18/38	699,345
			2,095,516

Nigeria: 4.8%
		Nigerian Treasury Bills
NGN	56,406,000	12.43%, 01/23/14 ^	337,551
	71,000,000	12.66%, 01/16/14 ^	425,315
	156,000,000	13.04%, 12/19/13 ^	937,150
	58,800,000	13.54%, 02/06/14 ^	350,266
			2,050,282

Philippines: 10.2%
		Philippine Government International Bonds
PHP	57,000,000	3.90%, 11/26/22	1,318,960
	116,000,000	6.25%, 01/14/36	3,010,565
			4,329,525

Portugal: 9.9%
		Portugal Obrigacoes do Tesouro OT
EUR	623,000	3.35%, 10/15/15 Reg S	814,591
	1,076,000	4.35%, 10/16/17 Reg S	1,379,252
	1,600,000	4.45%, 06/15/18 Reg S	2,031,064
			4,224,907

Romania: 2.5%
RON	3,360,000	Romanian Government Bond
		5.90%, 07/26/17	1,076,167

Total Foreign Government Obligations (Cost: $28,192,789)			28,120,106

Number of Shares
MONEY MARKET FUND: 2.1% (Cost: $900,376)
	900,376	AIM Treasury Portfolio - Institutional Class	900,376

Total Investments: 99.0% (Cost: $42,685,479)			42,104,726
Other assets less liabilities: 1.0%			408,746
NET ASSETS: 100.0%			$42,513,472

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
PHP	Philippine Peso
RON	Romanian Leu
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,553,928, or 3.7% of net assets.
TIPS	Treasury Inflation Protected Securities
♠	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
♦	Security in default

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.1%	$1,314,000
Communications	2.7	1,133,503
Consumer, Cyclical	2.9	1,210,000
Consumer, Non-cyclical	2.2	938,120
Energy	10.7	4,510,912
Financial	1.0	417,028
Government	66.8	28,120,106
Industrial	0.1	18,000
Money Market Fund	2.1	900,376
Technology	0.5	224,400
Utilities	7.9	3,318,281
	100.0%	$42,104,726

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$13,084,244	$—	$13,084,244
Foreign Government Obligations*	—	28,120,106	—	28,120,106
Money Market Fund	900,376	—	—	900,376
Total	$900,376	$41,204,350	$—	$42,104,726

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedule of Investments

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2013 was $42,685,479 and net unrealized depreciation aggregated $580,753 of which $840,550 related to appreciated securities and $1,421,303 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Unconstrained Emerging Markets Bond Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Unconstrained Emerging Markets Bond Fund

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Unconstrained Emerging Markets Bond Fund

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Unconstrained Emerging Markets Bond Fund

Date: November 26, 2013